                          [BROWN BROTHERS HARRIMAN LOGO]


                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002


                         BBH PACIFIC BASIN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
April 30, 2002 (unaudited)

     SHARES                                                                                              VALUE
     ------                                                                                              -----
                 COMMON STOCKS (100.0%)
                 AUSTRALIA (8.7%)
                 FINANCE
       80,000    National Australia Bank, Ltd.                                                         $ 1,493,555
                                                                                                       -----------
                 MANUFACTURING
      300,000    Ansell, Ltd.                                                                            1,039,579
                                                                                                       -----------
                 MATERIALS
      152,000    BHP Billiton, Ltd.                                                                        881,949
                                                                                                       -----------
                 TOTAL AUSTRALIA                                                                         3,415,083
                                                                                                       -----------
                 HONG KONG (10.4%)
                 CONSUMER DISCRETIONARY
    2,000,000    Brilliance China Automotive Holdings, Ltd.                                                343,631
      600,800    Li & Fung, Ltd.                                                                           962,938
                                                                                                       -----------
                                                                                                         1,306,569
                                                                                                       -----------
                 CONSUMER STAPLES
      136,390    Asia Foods, Ltd.#*                                                                        136,390
                                                                                                       -----------
                 FINANCE
       78,000    Sun Hung Kai Properties, Ltd.                                                             680,083
                                                                                                       -----------
                 INDUSTRIALS
      109,440    Hutchison Whampoa, Ltd.                                                                   957,717
                                                                                                       -----------
                 TELECOMMUNICATIONS
      303,300    China Mobile (Hong Kong), Ltd.*                                                           993,623
                                                                                                       -----------
                 TOTAL HONG KONG                                                                         4,074,382
                                                                                                       -----------
                 INDIA (1.7%)
                 CONSUMER DISCRETIONARY
           50    Bajaj Auto, Ltd.                                                                              498
                                                                                                       -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     SHARES                                                                                              VALUE
     ------                                                                                              -----
                 COMMON STOCKS (CONTINUED)
                 INDIA (CONTINUED)
                 INFORMATION TECHNOLOGY
       10,700    Infosys Technologies, Ltd. ADR                                                        $   663,935
                                                                                                       -----------
                 MATERIALS
          745    Reliance Industries, Ltd.                                                                   4,243
                                                                                                       -----------
                 TOTAL INDIA                                                                               668,676
                                                                                                       -----------
                 JAPAN (72.8%)
                 CONSUMER DISCRETIONARY
       27,000    Ito-Yokado Co., Ltd.                                                                    1,330,453
       97,000    Matsushita Electric Industrial Co., Ltd.                                                1,298,770
        9,000    Nintendo Co., Ltd.                                                                      1,261,093
      200,000    Nissan Motor Co., Ltd.                                                                  1,538,222
        5,800    Oriental Land Co., Ltd.                                                                   381,519
       35,100    Sony Corp.                                                                              1,885,334
       63,000    Toyota Motor Corp.                                                                      1,716,488
                                                                                                       -----------
                                                                                                         9,411,879
                                                                                                       -----------
                 CONSUMER STABLES
       35,000    Kao Corp.                                                                                 683,871
       94,000    Kirin Brewery Co., Ltd.                                                                   711,988
       90,000    Shiseido Co., Ltd.                                                                        998,365
                                                                                                       -----------
                                                                                                         2,394,224
                                                                                                       -----------
                 FINANCE
        5,100    Acom Co., Ltd.                                                                            389,070
       42,000    Credit Saison Co., Ltd.                                                                   987,389
          321    Mizuho Holdings, Inc.                                                                     669,687
        7,280    Orix Corp.                                                                                603,550
                                                                                                       -----------
                                                                                                         2,649,696
                                                                                                       -----------
                 HEALTH CARE
       45,000    Eisai Co., Ltd.                                                                         1,156,002
       60,000    Santen Pharmaceutical Co., Ltd.                                                           691,266
       30,000    Takeda Chemical Industries, Ltd.                                                        1,312,471
                                                                                                       -----------
                                                                                                         3,159,739
                                                                                                       -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     SHARES                                                                                              VALUE
     ------                                                                                              -----
                 COMMON STOCKS (CONTINUED)
                 JAPAN (CONTINUED)
                 INDUSTRIALS
      150,000    Mitsubishi Heavy Industries, Ltd.                                                     $   475,245
      180,000    Nippon Express Co., Ltd.                                                                  783,279
      264,000    Sumitomo Corp.                                                                          1,611,210
                                                                                                       -----------
                                                                                                         2,869,734
                                                                                                       -----------
                 INFORMATION TECHNOLGY
       34,000    Canon, Inc.                                                                             1,302,195
       15,900    Hoya Corp.                                                                              1,183,279
       60,000    NEC Corp.                                                                                 462,401
                                                                                                       -----------
                                                                                                         2,947,875
                                                                                                       -----------
                 MATERIALS
      388,000    Mitsubishi Materials Corp.                                                                764,160
       25,000    Shin-Etsu Chemical Co., Ltd.                                                            1,029,504
      239,000    Sumitomo Chemical Co., Ltd.                                                             1,010,252
      154,000    Tokyu Corp.                                                                               510,696
                                                                                                       -----------
                                                                                                         3,314,612
                                                                                                       -----------
                 TELECOMMUNICATIONS
           60    Nippon Telegraph & Telephone Corp.                                                        235,871
          328    NTT DoCoMo, Inc.                                                                        1,016,970
                                                                                                       -----------
                                                                                                         1,252,841
                                                                                                       -----------
                 UTILITIES
       30,000    Tokyo Electric Power Co.                                                                  546,474
                                                                                                       -----------
                 TOTAL JAPAN                                                                            28,547,074
                                                                                                       -----------

                 SINGAPORE (4.9%)
                 FINANCE
      480,000    Capitaland, Ltd.                                                                          460,813
       75,000    Oversea-Chinese Banking Corp., Ltd.                                                       537,946
                                                                                                       -----------
                                                                                                           998,759
                                                                                                       -----------
                 INFORMATION TECHNOLOGY
       19,600    Chartered Semiconductors ADR*                                                             502,740
                                                                                                       -----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     SHARES                                                                                              VALUE
     ------                                                                                              -----
                 COMMON STOCKS (CONTINUED)
                 SINGAPORE (CONTINUED)
                 TELECOMMUNICATIONS
      487,000    Singapore Telecom                                                                   $     411,106
                                                                                                       -----------
                 TOTAL SINGAPORE                                                                         1,912,605
                                                                                                       -----------
                 SOUTH KOREA (1.5%)
                 MATERIALS
       25,000    Pohang Iron & Steel Co., Ltd. (POSCO) ADR                                                 611,250
                                                                                                       -----------
                 TOTAL SOUTH KOREA                                                                         611,250
                                                                                                       -----------

TOTAL INVESTMENTS, (IDENTIFIED COST $43,201,675) (a)                                       100.0%      $39,229,070
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (0.0)           (5,827)
                                                                                           -----       -----------
NET ASSETS                                                                                 100.0%      $39,223,243
                                                                                           =====       ===========

# Restricted security - Total market value of the restricted security owned at April 30, 2002 was $136,390 or 0.3% of net assets. Acquired on December 13, 1999 at a cost of $220,952.

*   Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $43,201,675, the aggregate gross unrealized appreciation is $4,198,117, and the aggregate gross unrealized depreciation is $8,170,722, resulting in net unrealized depreciation of $3,972,605.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (unaudited)

ASSETS:
   Investments in securites, at value (identified cost $43,201,675)                                   $39,229,070
   Receivables for:
      Dividends                                                                                           118,986
      Investments sold                                                                                     94,790
                                                                                                      -----------
         TOTAL ASSETS                                                                                  39,442,846
                                                                                                      -----------

LIABILITIES:
   Due to bank                                                                                             49,909
   Payables for:
      Withdrawals                                                                                         101,739
      Professional fees                                                                                    22,658
      Investment advisory fees                                                                             20,750
      Custody fees                                                                                         22,306
      Board of Trustees' fee                                                                                1,102
      Administrative fees                                                                                   1,118
      Accrued expenses and other liabilities                                                                   21
                                                                                                      -----------
         TOTAL LIABILITIES                                                                                219,603
                                                                                                      -----------
   NET ASSETS                                                                                         $39,223,243
                                                                                                      ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the six months ended April 30, 2002 (unaudited)

NET INVESTMENT INCOME:
   INCOME:
      Dividend and other income (net of foreign withholding taxes of $20,841)                         $   260,329
                                                                                                     ------------

   EXPENSES:
      Investment advisory fees                                                                            137,909
      Custody fees                                                                                         50,222
      Professional fees                                                                                    19,599
      Administrative fees                                                                                   7,426
      Board of Trustees' fees                                                                               4,296
      Miscellaneous expenses                                                                                2,526
                                                                                                     ------------
         TOTAL EXPENSES                                                                                   221,978
                                                                                                     ------------
         Fees paid indirectly                                                                             (1,746)
         NET EXPENSES                                                                                     220,232
                                                                                                     ------------
         NET INVESTMENT INCOME                                                                             40,097
                                                                                                     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments and foreign exchange transactions                          (10,196,631)
   Net change in unrealized appreciation (depreciation) on investments
      and foreign currency translations                                                                11,647,330
                                                                                                     ------------
         NET REALIZED AND UNREALIZED GAIN (LOSS)                                                        1,450,699
                                                                                                     ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $  1,490,796
                                                                                                     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX
                                                                                MONTHS ENDED         FOR THE
                                                                               APRIL 30, 2002       YEAR ENDED
                                                                                 (UNAUDITED)      OCTOBER 31, 2001
                                                                               --------------     ----------------
DECREASE IN NET ASSETS:
   Operations:
      Net investment income (loss)                                                 $   40,097         $ (213,217)
      Net realized gain (loss) on investments and foreign
         exchange transactions                                                   (10,196,631)        (16,531,097)
      Net change in unrealized appreciation (depreciation)
         on investments and foreign currency translations                          11,647,330        (19,287,201)
                                                                                 ------------       -------------
      Net increase (decrease) in net assets resulting
         from operations                                                            1,490,796        (36,031,515)
                                                                                 ------------       -------------

   Capital transactions:
      Proceeds from contributions                                                   9,289,303         122,690,096
      Fair value of withdrawals                                                  (21,150,562)       (156,623,599)
                                                                                 ------------       -------------
      Net decrease in net assets resulting from
         capital transactions                                                    (11,861,259)        (33,933,503)
                                                                                 ------------       -------------
            Total decrease in net assets                                         (10,370,463)        (69,965,018)
   NET ASSETS:
      Beginning of year                                                            49,593,706         119,558,724
                                                                                 ------------       -------------
      END OF PERIOD                                                              $ 39,223,243       $  49,593,706
                                                                                 ============       =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            FOR THE SIX             FOR THE YEARS
                                                            MONTHS ENDED           ENDED OCTOBER 31,
                                                           APRIL 30, 2002        --------------------
                                                             (UNAUDITED)         2001          2000
                                                           --------------        ----          ----
Total Return                                                      5.39%         (36.65)%       (3.40)%
Ratios/Supplemental Data:
   Net assets, end of period (000's omitted)                  $ 39,223        $ 49,594      $119,559
   Expenses as a percentage of average net assets:
      Expenses paid by Portfolio                                  1.04%(1)        1.01%         0.95%
      Expense offset arrangemment                                 0.01%(1)        0.06%         0.01%
                                                              --------        --------      --------
         Total Expenses                                           1.05%(1)        1.07%         0.96%
                                                              --------        --------      --------

   Ratio of net investment income (loss) to average
      net assets                                                  0.19%(1)       (0.26)%       (0.18)%
   Portfolio turnover rate                                          31%(1)          40%           76%

(1) Annualized.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH PACIFIC BASIN EQUITY PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. BBH Pacific Basin Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

   The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

   A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market;
      (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of the foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

   B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

   C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

   D. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

   E. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal Income purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

2. TRANSACTIONS WITH AFFILIATES.

   INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For six months ended April 30, 2002, the Portfolio incurred $137,909 for advisory services.

   ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the six months ended April 30 2002, the Portfolio incurred $7,426 for administrative services.

   CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the six months April 30, 2002, the Portfolio incurred $50,222 for custody services. These fees were reduced by $1,746 as a result of an expense offset arrangement with the Portfolio's custodian.

   BOARD OF TRUSTEES' FEES. Each Trustee receives an annual fee as well reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2002, the Portfolio incurred $4,296 for the Trustee fees.

3. INVESTMENT TRANSACTIONS. For the six months ended April 30, 2002, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $6,758,877 and $18,711,121, respectively. There were no purchases or sales of U.S. government obligations during the period.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005

DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005

(800) 625-5759

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone:                       Call 1-800-625-1265
By E-mail send your request to:     bbhfunds@bbh.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.


                          [BROWN BROTHERS HARRIMAN LOGO]